Loss Per Share (Tables)	6 Months Ended
Dec. 31, 2025
Loss Per Share [Abstract]
Schedule of Loss Per Share
	Consolidated	Consolidated
	December 2025 $	December 2024 $
Loss after income tax attributable to the owners of Kazia Therapeutics Limited	(12,552,490)	(10,453,811)

	Number	Number
Weighted average number of ordinary shares used in calculating basic loss per share	1,560,213,259	425,157,427
Weighted average number of ordinary shares used in calculating diluted loss per share	1,560,213,259	425,157,427

	Cents	Cents
Basic loss per share	(0.805)	(2.459)
Diluted loss per share	(0.805)	(2.459)